Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment from July 23, 2025 to December 31, 2025 Based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid for Non-PEO Named Executive Officers(1)(2)(3)	Total Shareholder Return: NIQ	Total Shareholder Return: Russell 1000(4)	Net Income	Company-Selected Performance Measure: Revenue(5)
2025	$2,623,617	$1,540,729	$7,094,280	$7,215,290	$78.52	$108.64	$(345)	$4,198

Company Selected Measure Name	evenue
Named Executive Officers, Footnote	James Peck was our principal executive officer (“PEO”) for fiscal 2025. The non-PEO named executive officers for fiscal 2025 are Michael Burwell, Tracey Massey, Steen Lomholt-Thomsen, and Shaun Zitting.
Peer Group Issuers, Footnote	As permitted by SEC rules, the comparator group referenced for purposes of total shareholder return is that of the Russell 1000 Index, which is the index reported in our 2025 Annual Report in accordance with Regulation S-K Item 201(e). For the Company and the comparator group, the TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on July 23, 2025 through December 31, 2025.
PEO Total Compensation Amount	$ 2,623,617
PEO Actually Paid Compensation Amount	$ 1,540,729
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table.

	PEO	Average of Non-PEOs
Total Reported in 2025 Summary Compensation Table	$2,623,617	$7,094,280
Less, value of equity awards reported in the Summary Compensation Table	$—	$5,604,643
Add, year-end value of equity awards granted in 2025 that are unvested and outstanding	$—	$5,238,539
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$(3,185,523)	$432,769
Add, fair market value of equity awards granted in 2025 and that vested in 2025	$—	$—
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2025	$2,102,635	$54,345
Less, prior year-end fair value of prior year equity awards that failed to vest in 2025	$—	$—
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	$—	$—
Compensation Actually Paid for Fiscal Year 2025	$1,540,729	$7,215,290

Non-PEO NEO Average Total Compensation Amount	$ 7,094,280
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,215,290
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executive officers reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table.

	PEO	Average of Non-PEOs
Total Reported in 2025 Summary Compensation Table	$2,623,617	$7,094,280
Less, value of equity awards reported in the Summary Compensation Table	$—	$5,604,643
Add, year-end value of equity awards granted in 2025 that are unvested and outstanding	$—	$5,238,539
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$(3,185,523)	$432,769
Add, fair market value of equity awards granted in 2025 and that vested in 2025	$—	$—
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2025	$2,102,635	$54,345
Less, prior year-end fair value of prior year equity awards that failed to vest in 2025	$—	$—
Add, dividends and dividend equivalent payments paid during 2025 on unvested equity awards	$—	$—
Compensation Actually Paid for Fiscal Year 2025	$1,540,729	$7,215,290

Tabular List, Table	AIP Revenue •AIP Adjusted EBITDA •AIP Free Cash Flow
Total Shareholder Return Amount	$ 78.52
Peer Group Total Shareholder Return Amount	108.64
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (345,000,000)
Company Selected Measure Amount	4,198,000,000
PEO Name	James Peck
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s PEO and non-PEO named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. We have determined revenue to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and Non-PEO named executive officers in fiscal 2025. Revenue performance for fiscal 2025 shown in this table is as reported in our 2025 Annual Report. The AIP Revenue metric measured in our annual incentive plan for fiscal 2025 reflects adjustments as further described in the section titled “Annual Incentive Plan (AIP)–2025 AIP Metrics and Targets.”
Measure:: 1
Pay vs Performance Disclosure
Name	AIP Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	AIP Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	AIP Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,185,523)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,102,635
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,604,643)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,238,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	432,769
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,345
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0